INTEREST EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST EXPENSE.
Interest on loans	$ 19,091	$ 20,017	$ 18,371
Accrued interest on unrecognized tax benefits	68	576	457
Amortization of debt issuance costs	175	191	19
Interest to original shareholders of acquired subsidiaries	240	1,126	2,503
Interest on loans from third parties	1,683	4,757	2,567
Bank charges	1,067	1,340	672
Others	244	63	168
Total	$ 22,568	$ 28,070	$ 24,757